INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2019
Investments in associates and joint ventures
Schedule of investments in associates and joint ventures

	Country of		December 31,
	operations	Operating activity	2019	2018
MTS Belarus	Belarus	telecommunications	4,502	4,051
OZON Holdings Ltd	Russia	e-commerce	—	4,797
YouDo	Russia	classifieds	724	788
Sistema-Rentnaya Nedvizhimost	Russia	property investments mutual fund	658	690
Other unquoted companies	Russia		566	409
Total investments in associates and joint ventures			6,450	10,735

Schedule of recognized gain on sale included in the non-operating share of the income of the associates

2019
Proceeds from disposal	7,902
Less: carrying amount of investment on the date of ldisposal	(4,065)

Gain recognized	3,837

MTS Bank
Investments in associates and joint ventures
Schedule of the composition of the Group's share of loss/(income) of associate

	2018	2017
Total interest income	9,289	14,204
Total interest (expense)	(3,799)	(6,505)
Net loss for the period	(609)	(593)
The Group’s share of the loss of the associate for the period	162	109
Other comprehensive loss for the period	(614)	(2,000)
Total comprehensive loss for the period	(1,223)	(2,593)
The Group’s share of the total comprehensive loss for the period	(326)	(690)

MTS Belarus
Investments in associates and joint ventures
Schedule of reconciliation of summarized financial information to the carrying amount of the Group's interest in associate

	December 31,
	2019	2018
Assets
Non-current assets	19,496	17,659
Current assets	11,536	11,652
Liabilities
Non-current liabilities	(9,849)	(7,089)
Current liabilities	(11,995)	(13,955)
Total identifiable net assets	9,188	8,267
The Group’s share in the associate	49%	49%
The Group’s share of identifiable net assets	4,502	4,051
Carrying amount of the Group’s interest	4,502	4,051

Schedule of the composition of the Group's share of loss/(income) of associate

	2019	2018	2017
Revenue	32,593	27,695	23,037
Net profit for the year	9,354	7,752	6,552
The Group’s share of the profit of the associate for the year	4,583	3,799	3,210
Other comprehensive (loss)/income for the year (currency translation adjustment)	(842)	648	(525)
Total comprehensive income for the year	8,512	8,400	6,027
The Group’s share of total comprehensive income of the associate for the year	4,171	4,116	2,953
Dividends received	3,587	3,691	3,590

Investments in Ozon Holdings Ltd and other individually insignificant associates and joint venture
Investments in associates and joint ventures
Schedule of the composition of the Group's share of loss/(income) of associate

	2019	2018	2017
Net loss for the year	2,448	4,600	1,760
The Group’s share of the loss of associates and joint ventures for the year	341	747	327
Other comprehensive income for the year	—	—	—
Total comprehensive loss for the year	2,448	4,600	1,760
The Group’s share of total comprehensive loss of associates and joint ventures for the year	341	747	327